PARENT COMPANY DISCLOSURES - Company Balance Sheet (Details) - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Jan. 01, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents		£ 95,829	£ 79,194	[1]	£ 78,145	[1]	£ 59,507	£ 59,507	[1]
Financial assets at fair value through profit or loss		180,609	206,771
Derivative financial instruments		24,753	22,051
Debt securities		9,926	6,835
Current tax recoverable		612	363
Deferred tax assets		5,228	3,118
Other assets	[2]	13,837	14,690
Total assets		877,829	886,525
Liabilities
Financial liabilities at fair value through profit or loss		17,755	23,123
Derivative financial instruments		24,042	18,060
Debt securities in issue		73,819	71,552
Other liabilities		19,090	19,947
Subordinated liabilities		10,730	13,108		14,261
Segment external liabilities		830,308	833,373
Equity
Share capital		6,729	7,102
Share premium account		18,504	18,479		17,863			17,751
Retained profits		10,145	10,241
Ordinary shareholders’ equity		41,980	47,011
Total equity		47,521	53,152		49,413			47,806
Total equity and liabilities		877,829	886,525
Parent company
Assets
Cash and cash equivalents		48	50		7			29
Financial assets at fair value through profit or loss		20,292	20,362
Derivative financial instruments		1,197	793
Amounts due from subsidiaries		0	0
Debt securities		2,279	2,033
Loans to subsidiaries		14,119	14,238
Investment in subsidiaries		49,609	49,142
Current tax recoverable		4	28
Deferred tax assets		93	26
Other assets		0	2
Total assets		87,641	86,674
Liabilities
Due to subsidiaries1		27	200
Financial liabilities at fair value through profit or loss		13,865	9,748
Derivative financial instruments		1,550	414
Debt securities in issue		15,366	17,748
Other liabilities		125	61
Subordinated liabilities		9,218	8,105
Segment external liabilities		40,151	36,276
Equity
Share capital		6,729	7,102
Share premium account		18,504	18,479
Merger reserve		6,806	6,806
Capital redemption reserve		4,932	4,479
Retained profits		5,222	7,626
Ordinary shareholders’ equity		42,193	44,492
Other equity instruments		5,297	5,906
Total equity		47,490	50,398		£ 47,604			£ 46,494
Total equity and liabilities		£ 87,641	£ 86,674

[1]	1 Restated, see page F-16.
[2]	1 See note 1 regarding changes to presentation.